Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Other Financial Liabilities

Other financial liabilities as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
	2017	2018
Financial liabilities measured at amortized cost:
Lease obligations	¥69,364	¥72,623
Other	42,585	50,001
Financial liabilities measured at fair value through profit or loss:
Derivatives	55,076	52,786

Total	¥167,025	¥175,410

Current liabilities	¥119,784	¥115,405
Non-current liabilities	47,241	60,005

Total	¥167,025	¥175,410